Unusual Whales Subversive Republican Trading ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Aerospace & Defense - 2.4%
Axon Enterprise, Inc.(a)	34	$10,004
Boeing Co.(a)	199	36,220
General Dynamics Corp.	33	9,575
Hexcel Corp.	33	2,061
Lockheed Martin Corp.	346	161,616
Raytheon Technologies Corp.	2,113	212,124
Woodward, Inc.	932	162,522
		594,122

Air Freight & Logistics - 1.0%
FedEx Corp.	793	237,773
United Parcel Service, Inc. - Class B	71	9,716
		247,489

Automobile Components - 0.0%(b)
Goodyear Tire & Rubber Co.(a)	201	2,281

Automobiles - 0.0%(b)
Ford Motor Co.	103	1,292
NIO, Inc. - ADR(a)	33	137
Stellantis NV	303	6,015
Tesla, Inc.(a)	6	1,187
Workhorse Group, Inc.(a)	1,172	1,839
		10,470

Banks - 4.9%
Bank of America Corp.	993	39,492
Citigroup, Inc.	993	63,016
Community Trust Bancorp, Inc.	33	1,441
Farmers & Merchants Bancorp, Inc.	1,684	39,102
Fifth Third Bancorp	33	1,204
JPMorgan Chase & Co.	3,938	796,500
New York Community Bancorp, Inc.	171	551
Pinnacle Financial Partners, Inc.	77	6,163
PNC Financial Services Group, Inc.	71	11,039
Royal Bank of Canada	17	1,808
Synovus Financial Corp.	132	5,305
Truist Financial Corp.	106	4,118
United Bankshares, Inc.	1,557	50,509
US Bancorp	401	15,920
Wells Fargo & Co.	2,546	151,207
Zions Bancorp NA	827	35,867
		1,223,242

Beverages - 0.5%
Coca-Cola Co.	831	52,893
Constellation Brands, Inc. - Class A	66	16,981
Keurig Dr Pepper, Inc.	763	25,484
Monster Beverage Corp.(a)	496	24,775
PepsiCo, Inc.	33	5,443
		125,576

Biotechnology - 2.4%
AbbVie, Inc.	265	45,453
Amgen, Inc.	134	41,868
Exact Sciences Corp.(a)	171	7,225
Gilead Sciences, Inc.	33	2,264
GRAIL, Inc.(a)	12	179
Neurocrine Biosciences, Inc.(a)	330	45,431
United Therapeutics Corp.(a)	1,430	455,527
Vertex Pharmaceuticals, Inc.(a)	1	469
		598,416

Broadline Retail - 1.1%
Alibaba Group Holding Ltd. - ADR	33	2,376
Amazon.com, Inc.(a)	1,288	248,906
Etsy, Inc.(a)	199	11,737
Ollie's Bargain Outlet Holdings, Inc.(a)	106	10,406
Qurate Retail, Inc. - Class A(a)	594	374
		273,799

Building Products - 1.1%
A O Smith Corp.	132	10,795
Allegion PLC	33	3,899
Carlisle Cos., Inc.	245	99,276
Fortune Brands Innovations, Inc.	1,056	68,577
Lennox International, Inc.	5	2,675
Owens Corning	71	12,334
Simpson Manufacturing Co., Inc.	432	72,805
		270,361

Capital Markets - 1.9%
Ameriprise Financial, Inc.	1	427
Bank of New York Mellon Corp.	33	1,976
BlackRock, Inc.	40	31,493
Cboe Global Markets, Inc.	33	5,612
Charles Schwab Corp.	1,997	147,159
Goldman Sachs Group, Inc.	50	22,616
Houlihan Lokey, Inc.	434	58,529
Intercontinental Exchange, Inc.	166	22,724
KKR & Co., Inc.	297	31,256
LPL Financial Holdings, Inc.	2	559
Moody's Corp.	7	2,947
Morgan Stanley	33	3,207
Nasdaq, Inc.	33	1,989
S&P Global, Inc.	3	1,338
Stifel Financial Corp.	1,392	117,137
T Rowe Price Group, Inc.	68	7,841
Victory Capital Holdings, Inc. - Class A	66	3,150
		459,960

Chemicals - 2.1%
Air Products and Chemicals, Inc.	5	1,290
Cabot Corp.	66	6,065
Chemours Co.	204	4,604
Dow, Inc.	5,891	312,518
Ecolab, Inc.	3	714
FMC Corp.	75	4,316
Linde PLC	436	191,321
Mosaic Co.	33	954
PPG Industries, Inc.	33	4,154
Sherwin-Williams Co.	4	1,194
		527,130

Commercial Services & Supplies - 0.2%
Republic Services, Inc.	33	6,413
Waste Management, Inc.	165	35,201
		41,614

Communications Equipment - 1.9%
Arista Networks, Inc.(a)	1,224	428,987
Cisco Systems, Inc.	964	45,800
Motorola Solutions, Inc.	2	772
		475,559

Construction & Engineering - 2.7%
AECOM	1	88
Comfort Systems USA, Inc.	2,021	614,627
Quanta Services, Inc.	138	35,064
Valmont Industries, Inc.	67	18,388
		668,167

Construction Materials - 0.0%(b)
Vulcan Materials Co.	1	249

Consumer Finance - 1.1%
American Express Co.	99	22,923
Capital One Financial Corp.	1,039	143,850
Discover Financial Services	480	62,789
FirstCash Holdings, Inc.	245	25,696
Katapult Holdings, Inc.(a)	993	16,692
		271,950

Consumer Staples Distribution & Retail - 2.2%
BJ's Wholesale Club Holdings, Inc.(a)	1,489	130,794
Costco Wholesale Corp.	270	229,497
Dollar General Corp.	2	264
Dollar Tree, Inc.(a)	1,161	123,960
Ingles Markets, Inc. - Class A	33	2,264
Kroger Co.	133	6,641
Sprouts Farmers Market, Inc.(a)	171	14,306
Sysco Corp.	33	2,356
Target Corp.	69	10,215
Walgreens Boots Alliance, Inc.	75	907
Walmart, Inc.	211	14,287
		535,491

Containers & Packaging - 0.7%
AptarGroup, Inc.	335	47,171
Avery Dennison Corp.	139	30,392
Ball Corp.	165	9,903
Berry Global Group, Inc.	76	4,473
Crown Holdings, Inc.	7	521
International Paper Co.	33	1,424
TriMas Corp.	2,746	70,188
		164,072

Diversified Consumer Services - 0.0%(b)
Chegg, Inc.(a)	231	730
Service Corp. International	66	4,695
		5,425

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	14,763	282,121
Verizon Communications, Inc.	561	23,136
		305,257

Electric Utilities - 0.7%
American Electric Power Co., Inc.	99	8,686
Duke Energy Corp.	102	10,223
NextEra Energy, Inc.	2,081	147,356
Southern Co.	33	2,560
Xcel Energy, Inc.	165	8,813
		177,638

Electrical Equipment - 2.4%
Atkore, Inc.	207	27,930
Ballard Power Systems, Inc.(a)	396	891
Eaton Corp. PLC	33	10,347
Emerson Electric Co.	1,492	164,359
FuelCell Energy, Inc.(a)	792	506
GE Vernova, Inc.(a)	468	80,267
Generac Holdings, Inc.(a)	33	4,363
Ideal Power, Inc.(a)	231	1,631
Nuvve Holding Corp.(a)	1,987	1,588
nVent Electric PLC	1,122	85,956
Plug Power, Inc.(a)	99	231
Regal Rexnord Corp.	166	22,446
Rockwell Automation, Inc.	507	139,567
Sensata Technologies Holding PLC	1,492	55,786
		595,868

Electronic Equipment, Instruments & Components - 1.1%
Arrow Electronics, Inc.(a)	430	51,927
Badger Meter, Inc.	43	8,013
Corning, Inc.	231	8,974
CTS Corp.	595	30,125
ePlus, Inc.(a)	562	41,408
Fabrinet(a)	7	1,714
Insight Enterprises, Inc.(a)	434	86,088
Keysight Technologies, Inc.(a)	2	273
Plexus Corp.(a)	431	44,471
		272,993

Energy Equipment & Services - 0.1%
Baker Hughes Co.	462	16,249

Entertainment - 0.5%
Electronic Arts, Inc.	66	9,196
ROBLOX Corp. - Class A(a)	99	3,684
Take-Two Interactive Software, Inc.(a)	3	467
Walt Disney Co.	529	52,524
Warner Bros Discovery, Inc.(a)	7,001	52,087
		117,958

Financial Services - 4.0%
Block, Inc.(a)	367	23,668
Equitable Holdings, Inc.	2,912	118,984
Euronet Worldwide, Inc.(a)	100	10,350
Fidelity National Information Services, Inc.	4,175	314,628
Fiserv, Inc.(a)	90	13,414
Global Payments, Inc.	33	3,191
Mastercard, Inc. - Class A	312	137,642
PayPal Holdings, Inc.(a)	3,708	215,175
Visa, Inc. - Class A	599	157,220
		994,272

Food Products - 1.5%
Flowers Foods, Inc.	561	12,454
Freshpet, Inc.(a)	101	13,068
General Mills, Inc.	268	16,954
Hershey Co.	38	6,986
Kraft Heinz Co.	1,366	44,012
Mondelez International, Inc. - Class A	33	2,160
Tyson Foods, Inc. - Class A	4,658	266,158
		361,792

Gas Utilities - 2.0%
National Fuel Gas Co.	6,668	361,339
Suburban Propane Partners LP	6,743	128,049
		489,388

Ground Transportation - 0.5%
CSX Corp.	66	2,208
Knight-Swift Transportation Holdings, Inc.	41	2,047
Old Dominion Freight Line, Inc.	2	353
Uber Technologies, Inc.(a)	1,452	105,531
Union Pacific Corp.	67	15,159
		125,298

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	167	17,353
Align Technology, Inc.(a)	33	7,967
Asensus Surgical, Inc.(a)	2,145	714
Becton Dickinson & Co.	2	468
Boston Scientific Corp.(a)	1,435	110,509
DENTSPLY SIRONA, Inc.	66	1,644
Dexcom, Inc.(a)	397	45,012
Edwards Lifesciences Corp.(a)	66	6,096
Intuitive Surgical, Inc.(a)	6	2,669
Koninklijke Philips NV(a)	649	16,355
Masimo Corp.(a)	199	25,062
Medtronic PLC	202	15,899
Zimmer Biomet Holdings, Inc.	33	3,582
		253,330

Health Care Providers & Services - 3.8%
Centene Corp.(a)	206	13,658
Cigna Group	36	11,901
CVS Health Corp.	935	55,221
Elevance Health, Inc.	720	390,139
Fresenius Medical Care AG & Co. KGaA - ADR	429	8,190
HealthEquity, Inc.(a)	66	5,689
Henry Schein, Inc.(a)	1,262	80,894
Humana, Inc.	314	117,326
McKesson Corp.	39	22,778
Quest Diagnostics, Inc.	72	9,855
UnitedHealth Group, Inc.	443	225,602
		941,253

Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. - Class A(a)	33	5,004
Booking Holdings, Inc.	10	39,615
Chipotle Mexican Grill, Inc.(a)	500	31,325
Domino's Pizza, Inc.	6	3,098
DraftKings, Inc. - Class A(a)	99	3,779
Hilton Worldwide Holdings, Inc.	152	33,166
Hyatt Hotels Corp. - Class A	101	15,344
Las Vegas Sands Corp.	3,339	147,751
McDonald's Corp.	38	9,684
Norwegian Cruise Line Holdings Ltd.(a)	363	6,821
Penn Entertainment, Inc.(a)	33	639
Restaurant Brands International, Inc.	134	9,429
Starbucks Corp.	637	49,590
Wynn Resorts Ltd.	236	21,122
		376,367

Household Durables - 0.1%
LGI Homes, Inc.(a)	396	35,438
PulteGroup, Inc.	33	3,633
Sony Group Corp. - ADR	1	85
		39,156

Household Products - 0.5%
Church & Dwight Co., Inc.	68	7,050
Clorox Co.	694	94,710
Kimberly-Clark Corp.	8	1,106
Procter & Gamble Co.	105	17,317
		120,183

Industrial Conglomerates - 0.7%
3M Co.	233	23,810
General Electric Co.	36	5,723
Honeywell International, Inc.	651	139,015
		168,548

Insurance - 3.0%
Aflac, Inc.	33	2,947
Allstate Corp.	1,607	256,573
Aon PLC - Class A	108	31,707
Chubb Ltd.	299	76,269
Fidelity National Financial, Inc.	33	1,631
Hartford Financial Services Group, Inc.	33	3,318
Markel Group, Inc.(a)	6	9,454
Marsh & McLennan Cos., Inc.	431	90,820
Old Republic International Corp.	198	6,118
Primerica, Inc.	335	79,254
Progressive Corp.	104	21,602
Prudential Financial, Inc.	72	8,438
Selective Insurance Group, Inc.	71	6,662
Willis Towers Watson PLC	533	139,721
		734,514

Interactive Media & Services - 1.4%
Alphabet, Inc. - Class A	778	141,712
Alphabet, Inc. - Class C	200	36,684
IAC, Inc.(a)	501	23,472
Meta Platforms, Inc. - Class A	304	153,283
		355,151

IT Services - 1.8%
Accenture PLC - Class A	941	285,509
EPAM Systems, Inc.(a)	665	125,093
International Business Machines Corp.	71	12,279
VeriSign, Inc.(a)	132	23,470
		446,351

Leisure Products - 0.0%(b)
Peloton Interactive, Inc. - Class A(a)	198	669
Polaris, Inc.	33	2,584
		3,253

Life Sciences Tools & Services - 0.7%
Danaher Corp.	161	40,226
ICON PLC(a)	33	10,344
Illumina, Inc.(a)	70	7,307
IQVIA Holdings, Inc.(a)	301	63,643
Thermo Fisher Scientific, Inc.	76	42,028
Waters Corp.(a)	1	290
		163,838

Machinery - 2.0%
AGCO Corp.	166	16,248
Caterpillar, Inc.	33	10,992
Crane Co.	66	9,569
Deere & Co.	40	14,945
Donaldson Co., Inc.	892	63,831
Dover Corp.	268	48,360
EnPro Industries, Inc.	33	4,804
Gates Industrial Corp. PLC(a)	1,980	31,304
IDEX Corp.	1	201
Illinois Tool Works, Inc.	104	24,644
ITT, Inc.	199	25,707
Oshkosh Corp.	1,623	175,609
Otis Worldwide Corp.	231	22,236
PACCAR, Inc.	205	21,103
Parker-Hannifin Corp.	33	16,692
Stanley Black & Decker, Inc.	33	2,636
		488,881

Marine Transportation - 0.1%
Castor Maritime, Inc.(a)	9	41
Golden Ocean Group Ltd.	1,897	26,179
		26,220

Media - 1.4%
Charter Communications, Inc. - Class A(a)	618	184,757
Comcast Corp. - Class A	1,201	47,031
Interpublic Group of Cos., Inc.	1,619	47,097
Liberty Broadband Corp. - Class C(a)	598	32,782
Liberty Media Corp.-Liberty SiriusXM(a)	66	1,463
Omnicom Group, Inc.	72	6,458
Paramount Global - Class B	1,587	16,489
		336,077

Metals & Mining - 2.5%
Alcoa Corp.	1,307	51,993
Barrick Gold Corp.	3,902	65,085
BHP Group Ltd. - ADR	33	1,884
Cleveland-Cliffs, Inc.(a)	15,151	233,174
Freeport-McMoRan, Inc.	1,122	54,529
Nucor Corp.	699	110,498
Reliance Steel & Aluminum Co.	1	286
Rio Tinto PLC - ADR	33	2,176
Royal Gold, Inc.	33	4,130
United States Steel Corp.	2,844	107,503
		631,258

Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	231	7,156
CMS Energy Corp.	33	1,965
Dominion Energy, Inc.	2,847	139,503
NiSource, Inc.	167	4,811
		153,435

Oil, Gas & Consumable Fuels - 7.6%
Alliance Resource Partners LP	1,967	48,113
Antero Midstream Corp.	132	1,946
Ardmore Shipping Corp.	599	13,495
Chevron Corp.	1,950	305,019
Chord Energy Corp.	68	11,402
ConocoPhillips	2,293	262,273
Coterra Energy, Inc.	237	6,321
CrossAmerica Partners LP	429	8,516
Devon Energy Corp.	2,153	102,052
DT Midstream, Inc.	133	9,447
Energy Transfer LP	7,275	118,000
EOG Resources, Inc.	68	8,559
Exxon Mobil Corp.	551	63,431
FLEX LNG Ltd.	105	2,839
International Seaways, Inc.	35	2,070
Kinder Morgan, Inc.	66	1,311
NGL Energy Partners LP(a)	26,650	134,849
Occidental Petroleum Corp.	1,667	105,071
ONEOK, Inc.	832	67,850
Pembina Pipeline Corp.	495	18,355
Permian Resources Corp.	137	2,213
Phillips 66	203	28,658
Shell PLC - ADR	4,703	339,463
Summit Midstream Partners LP(a)	47	1,671
Tellurian, Inc.(a)	1,056	731
TotalEnergies SE - ADR	132	8,802
Uranium Energy Corp.(a)	302	1,815
Valero Energy Corp.	33	5,173
Williams Cos., Inc.	4,493	190,952
		1,870,397

Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	760	62,571
Sylvamo Corp.	33	2,264
		64,835

Passenger Airlines - 0.9%
American Airlines Group, Inc.(a)	2,343	26,546
Delta Air Lines, Inc.	2,384	113,097
Southwest Airlines Co.	2,183	62,456
United Airlines Holdings, Inc.(a)	231	11,240
		213,339

Personal Care Products - 0.0%(b)
Beauty Health Co.(a)	132	254
elf Beauty, Inc.(a)	40	8,429
Estee Lauder Cos., Inc. - Class A	1	106
		8,789

Pharmaceuticals - 1.8%
Acasti Pharma, Inc.(a)	309	924
AstraZeneca PLC - ADR	370	28,856
Bristol-Myers Squibb Co.	137	5,690
Eli Lilly & Co.	36	32,594
GSK PLC - ADR	462	17,787
Johnson & Johnson	1,201	175,538
Merck & Co., Inc.	198	24,512
Novartis AG - ADR	33	3,513
Novo Nordisk AS - ADR	748	106,770
Perrigo Co. PLC	330	8,474
Pfizer, Inc.	66	1,847
Takeda Pharmaceutical Co. Ltd. - ADR	99	1,281
Zoetis, Inc.	177	30,685
		438,471

Professional Services - 0.5%
Automatic Data Processing, Inc.	67	15,992
Booz Allen Hamilton Holding Corp.	99	15,236
FTI Consulting, Inc.(a)	66	14,225
Jacobs Solutions, Inc.	4	559
KBR, Inc.	335	21,487
Paychex, Inc.	5	593
Paycom Software, Inc.	73	10,442
RELX PLC - ADR	66	3,028
Robert Half International, Inc.	763	48,817
		130,379

Semiconductors & Semiconductor Equipment - 9.3%
Advanced Micro Devices, Inc.(a)	645	104,625
Analog Devices, Inc.	16	3,652
Applied Materials, Inc.	207	48,850
ASML Holding NV	282	288,410
Broadcom, Inc.	97	155,736
Daqo New Energy Corp. - ADR(a)	33	482
Entegris, Inc.	596	80,698
Intel Corp.	13,023	403,322
KLA Corp.	64	52,769
Lam Research Corp.	10	10,649
Micron Technology, Inc.	165	21,702
MKS Instruments, Inc.	33	4,309
Monolithic Power Systems, Inc.	2	1,643
NVIDIA Corp.	5,392	666,128
QUALCOMM, Inc.	372	74,095
Skyworks Solutions, Inc.	33	3,517
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	148	25,724
Teradyne, Inc.	33	4,894
Texas Instruments, Inc.	1,754	341,206
		2,292,411

Software - 5.2%
Adobe, Inc.(a)	116	64,443
Autodesk, Inc.(a)	367	90,814
C3.ai, Inc. - Class A(a)	99	2,867
Cadence Design Systems, Inc.(a)	431	132,640
Clear Secure, Inc. - Class A	231	4,322
Crowdstrike Holdings, Inc. - Class A(a)	132	50,581
CyberArk Software Ltd.(a)	34	9,296
Dynatrace, Inc.(a)	370	16,554
Fortinet, Inc.(a)	1,094	65,935
Gen Digital, Inc.	3,502	87,480
Intuit, Inc.	236	155,102
Microsoft Corp.	507	226,604
Oracle Corp.	234	33,041
Palo Alto Networks, Inc.(a)	2	678
Progress Software Corp.	629	34,130
PTC, Inc.(a)	264	47,961
Salesforce, Inc.	38	9,770
SAP SE - ADR	820	165,402
ServiceNow, Inc.(a)	99	77,880
Zoom Video Communications, Inc. - Class A(a)	33	1,953
		1,277,453

Specialty Retail - 3.4%
Advance Auto Parts, Inc.	39	2,470
AutoZone, Inc.(a)	1	2,964
Bath & Body Works, Inc.	6,132	239,454
Burlington Stores, Inc.(a)	106	25,440
CarMax, Inc.(a)	201	14,741
Five Below, Inc.(a)	101	11,006
GameStop Corp. - Class A(a)	33	815
Gap, Inc.	66	1,577
Home Depot, Inc.	565	194,496
Lowe's Cos., Inc.	37	8,157
O'Reilly Automotive, Inc.(a)	170	179,530
Penske Automotive Group, Inc.	269	40,086
RH(a)	1	244
TJX Cos., Inc.	269	29,617
Tractor Supply Co.	14	3,780
Valvoline, Inc.(a)	1,848	79,834
		834,211

Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	672	141,537
HP, Inc.	463	16,214
NetApp, Inc.	4	515
Seagate Technology Holdings PLC	33	3,408
Western Digital Corp.(a)	297	22,504
		184,178

Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.(a)	33	4,816
NIKE, Inc. - Class B	33	2,487
Skechers USA, Inc. - Class A(a)	1,165	80,525
Tapestry, Inc.	166	7,103
VF Corp.	33	446
		95,377

Tobacco - 0.8%
Altria Group, Inc.	696	31,703
British American Tobacco PLC - ADR	231	7,145
Philip Morris International, Inc.	1,590	161,115
Universal Corp.	66	3,180
		203,143

Trading Companies & Distributors - 1.7%
AerCap Holdings NV	2,285	212,962
Applied Industrial Technologies, Inc.	268	51,992
Beacon Roofing Supply, Inc.(a)	991	89,685
Core & Main, Inc. - Class A(a)	1,196	58,532
MSC Industrial Direct Co., Inc. - Class A	99	7,852
WESCO International, Inc.	67	10,621
WW Grainger, Inc.	1	902
		432,546

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.	464	81,747
TOTAL COMMON STOCKS (Cost $21,845,821)		23,317,177

EXCHANGE TRADED FUNDS (ETFs) - 3.2%	Shares	Value
Columbia Diversified Fixed Income Allocation ETF	336	5,928
Direxion Daily Financial Bull 3X Shares	73	7,372
Energy Select Sector SPDR Fund	39	3,555
Fidelity Dividend ETF for Rising Rates	404	19,493
Fidelity International Multifactor ETF	166	4,510
Fidelity MSCI Consumer Discretionary Index ETF	199	16,121
Fidelity MSCI Health Care Index ETF	369	25,313
Fidelity MSCI Information Technology Index ETF	304	52,142
Fidelity MSCI Materials Index ETF	165	8,156
Fidelity Nasdaq Composite Index ETF	70	4,895
Fidelity Quality Factor ETF	832	51,018
First Trust Enhanced Short Maturity ETF	694	41,362
First Trust Value Line Dividend Index Fund	206	8,394
Franklin FTSE United Kingdom ETF	140	3,681
InfraCap MLP ETF	4,364	179,360
Invesco Aerospace & Defense ETF	38	3,903
Invesco QQQ Trust Series 1	34	16,290
iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	1	11
iShares 0-5 Year High Yield Corporate Bond ETF	73	3,081
iShares 10-20 Year Treasury Bond ETF	34	3,492
iShares 20+ Year Treasury Bond ETF	34	3,120
iShares Core Dividend Growth ETF	1,887	108,710
iShares Core MSCI Europe ETF	68	3,873
iShares Core S&P Small-Cap ETF	35	3,733
iShares MSCI EAFE ETF	267	20,914
iShares Russell 1000 ETF	5	1,488
iShares S&P 500 Growth ETF	41	3,794
iShares TIPS Bond ETF	826	88,200
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	36	3,423
Schwab International Equity ETF	106	4,073
Schwab US TIPS ETF	69	3,589
SPDR Gold Shares(a)	74	15,911
SPDR S&P 500 ETF Trust	4	2,177
SPDR S&P Bank ETF	99	4,593
SPDR S&P MidCap 400 ETF Trust	2	1,070
Strategy Shares NASDAQ 7 HANDL ETF	462	9,757
United States Oil Fund LP(a)	40	3,184
US Global Jets ETF	233	4,581
Vanguard Growth ETF	34	12,716
Vanguard Russell 1000	138	33,958
TOTAL EXCHANGE TRADED FUNDS (Cost $755,559)		790,941

REAL ESTATE INVESTMENT TRUSTS (REITs) - 1.6%	Shares	Value
American Tower Corp.	2	389
Blackstone Mortgage Trust, Inc. - Class A	33	575
Chimera Investment Corp.	66	845
Crown Castle, Inc.	36	3,517
Equity LifeStyle Properties, Inc.	33	2,149
Iron Mountain, Inc.	33	2,958
Medical Properties Trust, Inc.	66	284
PotlatchDeltic Corp.	174	6,854
Simon Property Group, Inc.	2,130	323,334
Sun Communities, Inc.	363	43,683
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $366,265)		384,588

CLOSED END FUNDS - 0.2%(b)	Shares	Value
Ares Capital Corp.	66	1,376
Golub Capital BDC, Inc.	99	1,555
Hercules Capital, Inc.	1,860	38,037
BlackRock Utilities Infrastructure & Power Opportunities Trust	33	731
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	429	5,865
Sprott Focus Trust, Inc.	504	3,775
Virtus Artificial Intelligence & Technology Opportunities Fund	33	716
TOTAL CLOSED END FUNDS (Cost $49,076)		52,055

SHORT-TERM INVESTMENTS - 0.8%	Shares	Value
Money Market Funds - 0.8%
First American Government Obligations Fund - Class X, 5.23%(c)	208,477	208,477
TOTAL SHORT-TERM INVESTMENTS (Cost $208,477)		208,477

TOTAL INVESTMENTS - 100.0% (Cost $23,225,198)		24,753,238
Liabilities in Excess of Other Assets – (0.0)%(b)		(9,891)
TOTAL NET ASSETS - 100.0%		$24,743,347

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

ADR - American Depositary Receipt
NV – Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are typically valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Subversive Capital Advisor, LLC as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments At Fair Value:
Common Stocks	$23,317,177	$–	$–	$23,317,177
Exchange Traded Funds (ETFs)	790,941	–	–	790,941
Real Estate Investment Trusts (REITs)	384,588	–	–	384,588
Closed End Funds	52,055	–	–	52,055
Money Market Funds	208,477	–	–	208,477
Total Investments in Securities	$24,753,238	$–	$–	$24,753,238

As of the period ended June 30, 2024, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Fund’s Schedule of Investments for further information on the classification of investments.